++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the + +Focused 30 and Strategic Value Portfolios has been filed with the Securities + +and Exchange Commission, but has not yet become effective. The information in +
+the Prospectus is not complete and may be changed. Interests in the new       +
+Investment Options and shares of the Focused 30 and Strategic Value           +
+Portfolios may not be sold until the Fund's registration statement is         +
+effective. This supplement and Preliminary Prospectus are not an offer to + +sell interests in the Investment Options or shares of the Focused 30 and + +Strategic Value Portfolios and do not solicit an offer to buy interests or +
+shares in any state where the offer or sale is not permitted.                 +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                 Supplement to Prospectus Dated May 1, 2000 for
                Pacific Innovations, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Date of Supplement: August 7, 2000

This supplement changes the Prospectus to reflect the following:

                      ---------------------------------------------------------
Two new Variable       The new Investment Options will invest in two new
Investment Options     Portfolios of the Pacific Select Fund called the
will be available      Focused 30 and Strategic Value Portfolios. Below is
October 2, 2000        information summarizing the new Portfolios.

 . Focused 30           Pacific Life Insurance Company, the adviser, and the
 . Strategic Value      Fund have retained Janus Capital Corporation as
                       Portfolio manager.

                       --------------------------------------------------------------------------
                                                                         Primary Investments
                       Portfolio                 Objective           (under normal circumstances)
                       --------------------------------------------------------------------------
                       Focused 30       Long-term growth of capital.   Common stocks selected
                                                                       for their growth
                                                                       potential.
                       Strategic Value  Long-term growth of capital.   Common stocks with the
                                                                       potential for long-term
                                                                       growth of capital.
                       --------------------------------------------------------------------------

                       This chart is only a summary. For more complete information on the Portfolios, including a discussion of each Portfolio's investment techniques and the risks associated with its investments, see the accompanying Fund Preliminary Prospectus. You should read the Prospectus carefully.

                      ---------------------------------------------------------
An Overview of         The following is added to the chart under Fees and
Pacific                Expenses Paid by the Pacific Select Fund:
Innovations is
amended

                       --------------------------------------------------------------------------
                       Portfolio         Advisory fee Other expenses 12b-1 fees+ Total expenses+
                       --------------------------------------------------------------------------
                                               As an annual % of average daily net assets
                       Focused 30*           0.95          0.08           --          1.03
                       Strategic Value*      0.95          0.08           --          1.03

                       * Other expenses are estimated. There were no actual
                         advisory fees or other expenses for these Portfolios in 1999 because the Portfolios will start on October 2, 2000. See page 7 of the Preliminary Prospectus for information about expense caps through December 31, 2001 for these Portfolios.

                       + The Fund has adopted a brokerage enhancement 12b-1
                         plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
                       The following is added to Examples:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract, surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $65,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $50,000 and a waiver would normally apply.

                       without Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or Premier Death Benefit Rider (PDBR).

                       with SDBR reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider.

                       with PDBR reflects expenses you would pay if you bought the optional Premier Death Benefit Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                       --------------------------------------------------------------------------------
                                                                               Expenses if you did
                                                                               not annuitize or
                                     Expenses if you      Expenses if you      surrender, but left
                                     annuitized           surrendered          the money in your
                                     your Contract ($)    your Contract ($)    Contract ($)
                       --------------------------------------------------------------------------------
                       Variable Account  1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                       --------------------------------------------------------------------------------
                       Focused 30
                       without Rider     106  77   132  280   106  149  132  280   25   77   132  280
                       with SDBR         108  83   142  300   108  155  142  300   27   83   142  300
                       with PDBR         110  87   149  314   110  159  149  314   29   87   149  314
                       --------------------------------------------------------------------------------
                       Strategic Value
                       without Rider     106  77   132  280   106  149  132  280   25   77   132  280
                       with SDBR         108  83   142  300   108  155  142  300   27   83   142  300
                       with PDBR         110  87   149  314   110  159  149  314   29   87   149  314
                       --------------------------------------------------------------------------------

                      ---------------------------------------------------------
Choosing Your          This information is added to the discussion in the
Investment Options     Prospectus on Choosing Your Investment Options.
is amended
                       You may instruct us to allocate all or part of your Purchase Payments to the Focused 30 and Strategic Value
                       Investment Options on or after October 2, 2000. You may not allocate your Purchase Payments to these Investment
                       Options prior to October 2, 2000, when the Options first become available.

                      ---------------------------------------------------------
Transfers is           This information is added to the discussion in the
amended                Prospectus on Transfers.

                       You may instruct us to transfer Accumulated Value to a Variable Investment Option and specify a future date on which the Accumulated Value is to be transferred. This instruction may cover any Variable Investment Option currently available under your contract and the Focused 30 and Strategic Value Investment Options. For the Focused 30 and Strategic Value Investment Options, you may not specify a date prior to October 2, 2000, when the Options first become available. If you specify October 2, 2000 for the Focused 30 and Strategic Value Investment Options, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on October 2, 2000. You may revoke your transfer instructions at any time before we transfer Accumulated Value by providing us with a revocation in proper form, which we must receive not later than 4:00 p.m. Eastern time on the last Business Day before the date you have specified for a transfer. While highly remote, there is a possibility that the Focused 30 and Strategic Value Investment Options will not become effective on October 2, 2000, in which case we would not effect the transfer to these Options, and your Accumulated Value would remain in the Investment Option from which you requested it be transferred until the day the Focused 30 and Strategic Value Portfolios become effective, if ever, unless you instruct us otherwise.

                      ---------------------------------------------------------
Choosing Your          This information is added to the discussion in the
Annuity Option         Prospectus on Choosing Your Annuity Option.
is amended
                       If you annuitize and select the variable annuity payment option, the Focused 30 and Strategic Value
                       Variable Investment Options will be available effective
                       October 2, 2000, unless the Focused 30 and Strategic
                       Value Portfolios do not become effective on that date.


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